IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (238)	$ (235)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(41)	(24)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(197)	(211)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	2	(225)
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(17)	(43)
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ 19	$ (182)